Employee benefit plans - Other postretirement benefit plan (Narrative) (Details) - Other Postretirement Benefits Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Reduction of benefit obligation				$ 76.8
Curtailment gain				$ 73.1
Discount rate used to determine the benefit obligation	3.98%	4.37%
Discount rate used to determine net periodic benefit credit	4.37%	4.54%	3.80%